Subsequent events	9 Months Ended
Sep. 30, 2017
Disclosure Text Block [Abstract]
Subsequent Events [Text Block]
18	Subsequent events

Subsequent to September 30, 2017, 1,835,000 stock options were awarded to directors, officers, employees and consultants of the Company at an exercise price of C$0.52 per common share with an expiry date of October 15, 2022.